QUARTERLY REPORT October 31, 2002

                                                                          NUVEEN
                                                                      CLOSED-END
                                                                 EXCHANGE-TRADED
                                                                           FUNDS

NUVEEN
QUALITY PREFERRED
INCOME FUND 2
JPS

PHOTO: CHILD ON CHAIR
PHOTO: COTTAGE AT WATER
                                     HIGH CURRENT INCOME
                                     FROM A PORTFOLIO OF
                                INVESTMENT-GRADE QUALITY
                                    PREFERRED SECURITIES

logo: Nuveen Investments

               Nuveen Quality Preferred Income Fund 2 (JPS)
               Portfolio of Investments (Unaudited)
               October 31, 2002
                                                                                                                   Market
 Shares        Description (1)                                                                                      Value
               $25 PAR PREFERRED SECURITIES - 29.0% (20.1% of Total Investments)

               AGENCY - 0.1%
       31,100  Tennessee Valley Authority, Series D, 6.750%                                                     $ 829,748

               AUTO - 0.1%
       44,000  Ford Motor Co. Capital Trust I, 9.000%                                                           1,016,400
        5,000  General Motors Corp. (GMW), 7.250%                                                                 114,200
       20,000  General Motors Corp. (HGM), 7.375%                                                                 461,600
        5,000  General Motors Corp. (RGM), 7.250%                                                                 113,800
        2,000  General Motors Corp. (XGM), 7.250%                                                                  46,210

               AUTO - FOREIGN - 0.0%
       21,100  Magna International Inc., Series B, 8.875%                                                         547,545

               BANKING - 3.6%
       98,360  Associates Bank Corp. Capital Trust I, 7.625%                                                    2,469,820
       31,900  BancWest Capital I, 9.500%                                                                         888,415
       54,300  Bank One Capital II, 8.500%                                                                      1,503,567
       16,900  Bank One Capital V, 8.000%                                                                         442,104
       37,000  Bank One Capital VI, 7.200%                                                                        935,360
        5,000  Bank of New York Capital IV, Series E, 6.875%                                                      128,550
        2,000  BankAmerica Capital Trust I, Series W, 7.000%                                                       51,190
       40,200  Chase Capital IV, Series D, 7.340%                                                               1,007,412
       39,800  Chase Capital VIII, Series H, 8.250%                                                             1,071,018
        2,500  Chittenden Bank Capital Trust I, 8.000%                                                             63,500
       21,100  Citicorp Capital III, 7.100%                                                                       540,160
       14,900  Citigroup Capital V, 7.000%                                                                        375,629
       30,700  Citigroup Capital VI, 6.875%                                                                       777,938
       65,600  Citigroup Capital VII, 7.125%                                                                    1,693,136
       34,300  Citigroup Capital VIII, 6.950%                                                                     869,505
      146,800  Comerica Corp. Capital, 7.600%                                                                   3,753,676
      183,965  Compass Bank Trust III, 7.350%                                                                   4,654,315
       17,200  First Union Capital I, 7.500% (CORTS)                                                              437,224
       17,000  First Union Institutional Capital I, 8.200% (CORTS)                                                453,900
       99,900  Fleet Capital Trust VI, 8.800%                                                                   2,695,302
       54,900  Harris Preferred Capital, Series A, 7.375%                                                       1,377,441
       12,000  JPMorgan Chase, Series 2001, 7.850% (CORTS)                                                        318,600
      162,400  JPMorgan Chase Capital IX, 7.500%                                                                4,131,456
               KeyCorp:
       18,500  Series 2001-3, 8.250% (CORTS)                                                                      482,850
       19,600  Series 2001-7, 7.750% (CORTS)                                                                      498,232
       25,600  KeyCorp Institutional Capital A, Series 2002-1, 7.500% (CORTS)                                     650,240
       61,800  National Commerce Capital Trust II, 7.700%                                                       1,587,642
       11,100  Regions Financial Trust I, 8.000%                                                                  292,374
       29,500  Suntrust Bank Capital V, 7.050%                                                                    752,840
       41,500  US Bancorp Capital II, 7.200%                                                                    1,040,405
      326,600  US Bancorp Capital III, 7.750%                                                                   8,481,802
       84,200  US Bancorp Capital IV, 7.350%                                                                    2,130,260
       30,400  US Bancorp Capital V, 7.250%                                                                       772,464


                                       1

       52,300  Valley National Bank Capital Trust I, 7.750%                                                     1,362,415
       28,700  Washington Mutual Inc., 8.250%                                                                     722,666
       19,900  Washington Mutual Inc., Series 2001-22, 7.650% (CORTS)                                             501,480
       11,800  Wells Fargo Capital IV, 7.000%                                                                     303,378
      348,100  Zions Capital Trust B, 8.000%                                                                    9,050,600

               BANKING - FOREIGN - 2.8%
      109,100  ABN Amro Capital Funding Trust I, 7.500%                                                         2,799,506
      368,400  ABN Amro Capital Funding Trust II, 7.125%                                                        9,316,836
       54,700  ANZ Exchangeable Preferred Trust, 8.000%                                                         1,408,525
       16,000  ANZ Exchangeable Preferred Trust II, 8.080%                                                        411,520
               BBVA Privanza International Gibraltar:
        7,100  Series B, 9.000%                                                                                   179,985
       44,000  Series C, 8.000%                                                                                 1,117,600
      330,800  BCH Capital Ltd., Series B, 9.430%                                                               8,981,220
               BSCH Finance Ltd.:
       88,800  Series F, 8.125%                                                                                 2,258,184
       67,700  Series G, 8.125%                                                                                 1,730,412
       46,000  Series H, 7.790%                                                                                 1,136,200
      372,700  Series Q, 8.625%                                                                                 9,802,010
       15,700  Banco Totta & Acores Financing, Series A, 8.875%                                                   418,562
        3,900  Barclays Bank plc, 8.000%                                                                          101,010
       32,500  Espirito Santo Overseas Ltd., 8.500%                                                               830,050
       70,400  NAB Exchangeable Preferred Trust, 8.000%                                                         1,805,760
       48,300  National Westminster Bank plc, 7.875%                                                            1,234,548
       66,500  Westpac Capital Trust 1, 8.000%                                                                  1,722,350

               BROKERAGE - 0.9%
       38,500  Bear Stearns Capital Trust, 7.500%                                                                 975,205
       30,300  Bear Stearns Capital Trust III, 7.800%                                                             771,741
       49,600  Lehman Brothers Holdings Capital Trust I, Series 1, 8.000%                                       1,260,832
       81,500  Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                      2,085,585
       26,900  MSDW Capital Trust I, 7.100%                                                                       675,728
       43,000  Merrill Lynch Preferred Capital Trust I, 7.750%                                                  1,120,580
       44,000  Merrill Lynch Preferred Capital Trust II, 8.000%                                                 1,174,800
       10,400  Merrill Lynch Preferred Capital Trust IV, 7.120%                                                   261,040
       68,000  Merrill Lynch Preferred Capital Trust V, 7.280%                                                  1,726,520
       80,408  Morgan Stanley Capital Trust II, 7.250%                                                          2,054,424
       77,500  Salomon Smith Barney Capital I, 7.200%                                                           1,933,625

               ENERGY - 0.0%
       32,900  Ultramar Diamond Shamrock Capital I, 8.320%                                                        792,890

               ENERGY - FOREIGN - 0.2%
       17,000  ENCANA Corp., 9.250%                                                                               457,300
       27,400  Suncor  Energy Inc., 9.125%                                                                        728,840
       46,100  Talisman Energy Inc. (TLM A), 9.000%                                                             1,164,025
       53,600  Talisman Energy Inc. (TLM B), 8.900%                                                             1,361,440

               ENTERTAINMENT - 0.0%
       31,300  Viacom Inc., 7.250%                                                                                813,800

               FINANCIAL - 3.3%
       15,900  AMBAC Financial Group Inc., 7.080%                                                                 402,270
      545,100  AT&T Capital Corp. (CIC), 8.125%                                                                13,671,108
       97,000  AT&T Capital Corp. (CIP), 8.250%                                                                 2,444,400
       22,000  CIT Capital Trust I, 7.750% (CORTS)                                                                548,900


                                       2

       45,700  Financial Security Assurance Holdings Ltd., 7.375%                                               1,149,812
        4,800  Financial Security Assurance Holdings Ltd. (FSA), 6.950%                                           120,480
       12,100  Financial Security Assurance Holdings Ltd. (FSB), 6.875%                                           306,251
      187,700  General Electric Capital Corp., 6.625%                                                           4,874,569
        5,100  Household Capital Trust I, Series T, 8.250%                                                        112,710
        4,700  Household Capital Trust IV, Series P, 7.250%                                                        97,478
      389,000  Household Capital Trust V, Series X, 10.000%                                                     9,861,150
       50,900  Household Capital Trust VI, Series F, 8.250%                                                     1,137,106
        6,000  Household Capital Trust VII, Series V, 7.500%                                                      128,400
               Household International Inc.:
        5,000  Series 92-A, 8.250% (a)                                                                            117,500
      394,500  Series 01-A, 7.500% (a)                                                                          7,890,000
       25,800  Series G, 7.600% (a)                                                                               527,610
      497,530  Series H, 7.625% (a)                                                                            10,050,106
       14,600  MBIA Inc., 8.000%                                                                                  408,508

               FINANCIAL - FOREIGN - 2.0%
        1,200  Eksportfinans AS, 8.700%                                                                            31,002
       16,500  ING Capital Funding Trust I, 7.700%                                                                427,845
       39,000  ING Capital Funding Trust II, 9.200%                                                             1,067,820
    1,222,255  ING Group NV, 7.050%                                                                            30,678,601
        3,400  Swedish Export Credit Corp., 7.375%                                                                 87,108
        8,200  Swedish Export Credit Corp., Series A, 7.200%                                                      206,886

               FOOD - FOREIGN - 0.1%
       58,200  Grand Met De Ltd Partnership, 9.420%                                                             1,603,410

               GAS - 0.6%
       18,600  AGL Capital Trust II, 8.000%                                                                       482,298
       69,200  Coastal Finance I, 8.375%                                                                        1,193,700
       92,500  Dominion CNG Capital Trust I, 7.800%                                                             2,343,950
      218,400  Equitable Resources Capital Trust I, 7.350%                                                      5,460,000
       10,200  MCN Financing II Trust, 8.625%                                                                     262,242
        9,500  South Jersey Gas Capital Trust, 8.350%                                                             237,880
        4,000  Southern Union Financing Trust, 9.480%                                                             100,160

               GAS - FOREIGN - 0.1%
          600  TransCanada Capital, 8.750%                                                                         15,345
       60,300  TransCanada Pipeline Ltd., 8.250%                                                                1,537,650

               INDUSTRIAL - 0.6%
      384,777  Textron Capital I, 7.920%                                                                        9,638,664

               INSURANCE - LIFE - 1.0%
        9,300  American General Capital I, 7.875%                                                                 249,705
       21,900  American General Capital III, 8.050%                                                               594,804
       21,100  Great West Life and Annuity Insurance, 7.250%                                                      530,665
       32,600  Lincoln National Capital III, Series C, 7.400%                                                     812,392
       30,200  Lincoln National Capital V, Series E, 7.650%                                                       762,248
       91,300  Phoenix Companies Inc., 7.450%                                                                   2,236,850
       29,000  Protective Life Company Capital Trust III, 7.500%                                                  744,430
      335,440  Protective Life Company Capital Trust IV, 7.250%                                                 8,386,000
       26,300  Torchmark Capital Trust I, 7.750%                                                                  669,335
       38,700  UNUM Prov Financial Trust I, 8.500% (CORTS)                                                        870,750
       31,100  UNUM Prov Trust II, 8.200% (CORTS)                                                                 685,755



                                       3

               INSURANCE - MULTILINE - 0.7%
      228,300  Hartford Capital I, Series A, 7.700%                                                             5,661,840
      135,000  Hartford Capital III, Series C, 7.450%                                                           3,364,200
       27,300  Hartford Life II, Series B, 7.625%                                                                 682,500
       38,900  SAFECO, Series 2001-4, 8.750% (CORTS)                                                            1,001,675
       26,800  SAFECO Capital Trust I, 8.700% (CORTS)                                                             684,472

               INSURANCE - P&C - 0.3%
      187,500  Travelers/Aetna P&C Capital I, 8.080%                                                            4,700,625
       13,300  Travelers/Aetna P&C Capital II, 8.000%                                                             334,828

               INSURANCE - P&C - FOREIGN - 0.9%
       18,400  Ace Ltd Capital Trust I, 8.875%                                                                    475,088
        4,900  Capital Re LLC, Series A, 7.650%                                                                   120,393
      108,300  PartnerRe Ltd, Series A, 8.000%                                                                  2,691,255
       87,505  PartnerRe Ltd Capital Trust I, 7.900%                                                            2,235,753
      157,160  Renaissancere Holdings Ltd, Series A, 8.100%                                                     4,007,580
        3,000  Royal & Sun Alliance Insurance, Series 2001-12, 7.700% (CORTS)                                      56,550
      224,000  XL Capital Ltd, Series A, 8.000%                                                                 5,743,360

               METALS - FOREIGN - 0.1%
       78,300  Placer Dome Inc., Series A, 8.625%                                                               1,941,840

               PAPER - 0.0%
       24,600  International Paper Capital Trust III, 7.875%                                                      617,706

               PHARMACEUTICALS - FOREIGN - 0.1%
       43,700  Rhone-Poulenc Overseas, Series A, 8.125%                                                         1,121,342

               REAL ESTATE INVESTMENT TRUSTS - 5.0%
       62,000  AMB Property Corp., Series A, 8.500%                                                             1,571,700
        8,600  Archstone-Smith Trust, Series D, 8.750%                                                            224,847
               Avalonbay Communities Inc.:
       30,800  Series D, 8.000%                                                                                   774,004
       24,100  Series H, 8.700%                                                                                   646,362
               BRE Properties Inc.:
        9,100  Series A, 8.500%                                                                                   233,643
        6,500  Series B, 8.080%                                                                                   163,215
               Carramerica Realty Corp.:
        1,500  Series B, 8.570%                                                                                    37,965
       16,500  Series C, 8.550%                                                                                   418,275
        5,400  Series D, 8.450%                                                                                   136,620
               Duke Realty Investments Corp.:
       16,300  Series E, 8.250%                                                                                   414,020
       28,400  Series I, 8.450%                                                                                   746,920
               Equity Office Properties Trust:
       41,700  Series C, 8.625%                                                                                 1,061,265
       48,900  Series E, 7.875%                                                                                 1,202,940
        7,000  Series F, 8.000%                                                                                   175,700
      253,300  Series G, 7.750%                                                                                 6,332,500
               Equity Residential Properties:
       58,800  Series B, 9.125%                                                                                 1,554,084
       30,900  Series C, 9.125%                                                                                   823,794
       42,050  Series D, 8.600%                                                                                 1,113,484
      118,300  Series L, 7.625%                                                                                 2,899,533
               First Industrial Realty Trust Inc.:
        8,500  Series C, 8.625%                                                                                   218,025
       51,000  Series D, 7.950%                                                                                 1,169,940


                                       4

       28,900  Series E, 7.900%                                                                                   680,595
               HRPT Properties Trust:
       74,700  Series A, 9.875%                                                                                 1,927,260
    1,225,200  Series B, 8.750%                                                                                29,821,368
        5,000  Kimco Realty, Series A, 7.750%                                                                     124,450
               New Plan Excel Realty Trust Inc.:
       78,800  Series B, 8.625%                                                                                 1,989,700
      145,350  Series D, 7.800%                                                                                 6,926,843
               Prologis Trust:
      156,100  Series D, 7.920%                                                                                 3,930,598
        4,600  Series E, 8.750%                                                                                   117,760
               Public Storage Inc.:
        3,100  Series D, 9.500%                                                                                    82,925
        7,000  Series F, 9.750%                                                                                   191,660
        6,200  Series K, 8.250%                                                                                   159,092
       10,000  Series L, 8.250%                                                                                   255,900
        6,700  Series M, 8.750%                                                                                   174,870
       12,000  Series Q, 8.600%                                                                                   315,000
       63,795  Series R, 8.000%                                                                                 1,623,583
       16,615  Series T, 7.625%                                                                                   417,037
       28,600  Series U, 7.625%                                                                                   720,148
      110,900  Series V, 7.500%                                                                                 2,768,064
               Shurgard Storage Inc.:
        4,900  Series C, 8.700%                                                                                   127,645
       10,700  Series D, 8.750%                                                                                   274,990
               Simon Property Group Inc.:
       27,400  Series F, 8.750%                                                                                   726,100
       99,541  Series G, 7.890%                                                                                 5,026,821
               Vornado Realty Trust:
       10,600  Series B, 8.500%                                                                                   267,226
       13,600  Series C, 8.500%                                                                                   344,352

               RETAIL - 0.7%
      157,300  Sears Roebuck Acceptance Corp. (SRF), 7.000%                                                     3,680,820
      159,300  Sears Roebuck Acceptance Corp. (SRH), 6.950%                                                     3,651,156
      164,400  Sears Roebuck Acceptance Corp. (SRJ), 7.000%                                                     3,846,960

               TELECOM - 2.5%
       38,000  Centaur Funding Corp., Series B, 9.080%                                                         33,107,500
       18,300  SBC Communications Inc., 7.000%                                                                    476,166
       50,800  Telephone & Data Systems Capital I, 8.500%                                                       1,258,824
       39,500  Telephone & Data Systems Capital II, 8.040%                                                        954,320
      220,900  Telephone & Data Systems Inc., Series A, 7.600%                                                  5,257,420

               UTILITIES - 3.0%
               Alabama Power Company:
       46,300  Series A, 7.125%                                                                                 1,159,352
       11,400  Series B, 7.000%                                                                                   283,062
       10,000  Series C, 7.000%                                                                                   251,800
        5,000  Series J, 6.750%                                                                                   131,150
       45,600  Appalachian Power Company, 7.200%                                                                1,121,304
       90,500  Appalachian Power Company, Series B, 7.300%                                                      2,253,450
       24,700  Atlantic Capital Trust I,  Series B, 8.250%                                                        622,440
        8,300  Atlantic Capital Trust II, Series C, 7.375%                                                        207,832
       11,800  Baltimore Gas and Electric Capital Trust I, 7.160%                                                 295,354
      108,700  CPL Capital I, Series A, 8.000%                                                                  2,729,457
       38,900  Comed Financing I, 8.480%                                                                          980,280


                                       5

        1,600  Consolidated Edison Company of New York Inc. (EDV), 7.500%                                          42,176
       17,000  Consolidated Edison Company of New York Inc. (EPI), 7.350%                                         436,220
        1,900  Consolidated Edison Company of New York Inc., Series A, 7.750%                                      48,488
        2,300  Conectiv Inc., 8.125%                                                                               57,822
       15,000  DTE Energy Trust I, 7.800%                                                                         377,700
       36,800  Dominion Resources Capital Trust II, 8.200%                                                        974,096
       22,600  Duke Capital Financing Trust I, 7.375%                                                             554,830
       98,100  Duke Capital Financing Trust II, 7.375%                                                          2,398,545
      206,900  Duke Capital Financing Trust III, 8.375%                                                         5,286,295
       36,000  Duke Energy Capital Trust I, 7.200%                                                                897,840
       21,000  Duke Energy Capital Trust II, 7.200%                                                               525,000
          400  Duke Energy Company, Series C, 6.600%                                                               10,392
       34,500  Energy East Capital Trust I, 8.250%                                                                870,090
       41,900  Entergy LA Inc., 7.600%                                                                          1,072,221
        3,000  Enterprise Group Capital Trust I, Series A, 7.440%                                                  67,500
          600  Enterprise Group Capital Trust III, 7.250%                                                          13,170
        1,200  Georgia Power Capital Trust II, 7.600%                                                              30,264
          600  Georgia Power Capital Trust V, 7.125%                                                               15,258
       15,000  Georgia Power Company (GPB), 6.600%,                                                               382,200
        5,000  Georgia Power Company (GPD), 6.875%,                                                               124,000
        5,000  Gulf Power Capital Trust II, 7.000%                                                                125,500
       10,900  IES Utilities, 7.875%                                                                              273,481
      150,000  Kentucky Power Company, Series A, 8.720%                                                         3,817,500
       48,500  Montana Power Capital I, 8.450%                                                                  1,057,300
       10,500  Northwestern Corp. Capital Financing I, 7.200%                                                     155,925
       31,700  Northwestern Corp. Capital Financing II, 8.250%                                                    516,710
       23,500  Northwestern Corp. Capital Financing III, 8.100%                                                   380,700
        6,400  Northwestern Public Service Capital Financing I, 8.125%                                            107,456
       36,000  OGE Energy Capital Trust, 8.375%                                                                   923,400
       20,500  Ohio Power Company, 7.375%                                                                         512,500
       14,000  Potomac Electric Power Trust I, 7.375%                                                             351,750
      146,600  Public Service Oklahoma Capital I, Series A, 8.000%                                              3,669,398
        5,000  Rochester Gas and Electric Co., Series UU, 6.650%                                                  131,550
       17,100  South Carolina Electric and Gas Trust I, Series A, 7.550%                                          430,065
      201,700  Southwestern Electric Power Co. Capital I, Series A, 7.875%                                      4,986,024
        8,000  Tampa Electric Company Capital Trust I, 8.500%                                                     198,160
        9,700  Virginia Electric and Power Co., Series A, 7.150%                                                  242,985
      253,000  Virginia Power Capital Trust II, 7.375%                                                          6,390,780
       14,100  WPSR Capital Trust I, 7.000%                                                                       352,640

               UTILITIES - FOREIGN - 0.3%
       42,300  EDF London Capital LP, Series A, 8.625%                                                          1,034,234
      153,300  Yorkshire Capital Trust I, 8.080%                                                                3,617,879
               Total $25 Par Preferred Securities (cost $481,093,258)                                         474,859,396

               CONVERTIBLE PREFERRED SECURITIES - 5.6% (3.9% of Total Investments)

               COMPUTER - 0.2%
      164,000  Electro Data Systems, 7.625%                                                                     3,001,200

               GAS - 0.8%
      207,100  El Paso Corp., 9.000%                                                                            5,896,137
      139,500  Keyspan Corp., 8.750%                                                                            7,315,380

               INSURANCE - P&C - FOREIGN - 0.4%
      123,000  PartnerRe Ltd, 8.000%                                                                            6,721,950


                                       6

               TELECOM - 0.8%
      170,000  ALLTEL Corp., 7.750%                                                                             8,483,000
      265,000  Citizens Communications Co., 6.750%                                                              4,915,750

               UTILITIES - 3.4%
      310,000  Ameren Corp., 9.750%                                                                             8,184,000
      163,000  American Electric Power Inc., 9.250%                                                             6,037,520
      176,000  Cinergy Corp., 9.500%                                                                            9,294,560
      212,000  Dominion Resources Inc., 8.750%                                                                  9,582,400
       80,000  FPL Group, Inc., 8.500%                                                                          4,412,800
      210,000  Public Service Enterprise Group, 10.250%                                                         9,788,100
      112,000  TXU Corp., 8.750%                                                                                2,772,000
      260,000  Teco Energy Inc., 9.500%                                                                         5,031,000
               Total Convertible Preferred Securities (cost $88,032,863)                                       91,435,797
 Principal
 Amount (000)  Description (1)
               CAPITAL PREFERRED SECURITIES - 42.1% (29.2% of Total Investments)

               BANKING - 13.4%
     $ 30,000  ABN Amro North American Holdings, 6.523%, 11/08/12                                              29,891,790
        5,000  Ahmanson Capital Trust I, Series A, 8.360%, 12/01/26                                             5,122,835
        2,390  BankAmerica Institutional Capital A, Series A, 8.070%, 12/31/26                                  2,492,667
       18,765  BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                          18,968,938
        7,500  Chase Capital I, Series A, 7.670%, 12/01/26                                                      7,519,830
        1,229  Corestates Capital, 8.000%, 12/15/26                                                             1,286,313
        5,000  FBS Capital I, 8.090%, 11/15/26                                                                  5,369,935
        1,000  First Empire Capital Trust I, 8.234%, 2/01/27                                                    1,058,617
        3,665  First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                        3,998,324
       12,205  First Union Capital II, Series A, 7.950%, 11/15/29                                              13,249,418
        9,080  Fleet Capital II, 7.920%, 12/11/26                                                               8,949,366
        3,000  JPM Capital Trust I, 7.540%, 1/15/27                                                             2,955,255
       12,585  JPM Capital Trust II, 7.950%, 2/01/27                                                           12,960,914
       25,000  M & I Capital Trust A, 7.650%, 12/01/26                                                         24,133,950
       25,000  Mellon Capital I, Series A, 7.720%, 12/01/26                                                    26,253,275
       20,000  NB Capital Trust II, 7.830%, 12/15/26                                                           20,923,440
       28,710  PNC Institutional Capital Trust A, Series A, 7.950%, 12/15/26                                   28,629,899
        1,500  State Street Institutional Capital A, Series A, 7.940%, 12/30/26                                 1,612,479
        6,000  Zions Institutional Capital Trust A, Series A, 8.536%, 12/15/26                                  6,067,326

               BANKING - FOREIGN - 7.4%
       38,474  Abbey National Capital Trust I, 8.963%, 12/29/49                                                45,999,053
       25,000  Dresdner Funding Trust I, 8.151%, 6/30/31                                                       23,397,800
       10,000  HSBC Capital Funding LP, Series 2, 10.176%, 6/30/30                                             13,433,000
       10,000  KBC Bank Funding Trust III, 9.860%, 11/02/09                                                    11,919,700
       23,000  UBS Preferred Funding Trust I, 8.622%, 10/01/49                                                 27,080,062

               ENERGY - 0.4%
        6,855  Phillips 66 Capital II, 8.000%, 1/15/37                                                          7,251,891

               FINANCIAL - 2.2%
       22,300  CIT Capital Trust I, 7.700%, 2/15/27                                                            17,687,535
        7,500  Countrywide Capital I, 8.000%, 12/15/26                                                          7,559,070
       10,000  St. George Funding Co. LLC, 8.485%, 6/30/07                                                     10,024,980



                                       7

               FINANCIAL - FOREIGN - 0.7%
       10,000  ING Capital Funding Trust III, 8.439%, 12/29/49                                                 11,399,600

               INSURANCE - LIFE - 1.8%
       22,400  American General Institutional Capital B, 8.125%, 3/15/46                                       26,252,397
        2,500  TransAmerica Capital II, 7.650%, 12/01/26                                                        2,534,293

               INSURANCE - LIFE - FOREIGN - 1.5%
       25,000  Sun Life Canada US Capital Trust I, 8.526%, 5/06/07                                             24,293,975

               INSURANCE - MULTILINE - 1.9%
        2,500  AXA, 8.600%, 12/15/30                                                                            2,546,440
        4,777  SAFECO Capital Trust I, Series B, 8.072%, 7/15/37                                                4,436,968
       26,515  Zurich Capital Trust, 8.376%, 6/01/37                                                           23,561,759

               INSURANCE - P&C - FOREIGN - 4.5%
       32,750  Ace Capital Trust II, 9.700%, 4/01/30                                                           37,301,268
       10,000  RenaissanceRe Capital Trust, Series B, 8.540%, 3/01/27                                          10,064,480
       30,190  Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                26,191,455

               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
       50,000  Fannie Mae Subordinated Debt, 6.250%, 2/01/11                                                   55,268,950
       50,000  Freddie Mac Subordinated Debt, 5.875%, 3/21/11                                                  54,153,700

               UTILITIES - 1.6%
       14,000  Dominion Resources Capital Trust III, 8.400%, 1/15/31                                           13,522,460
       12,000  Georgia Power Capital Trust VI, 4.875%, 11/01/42 (WI, settling 11/06/02)                        11,999,880
               Total Capital Preferred Securities (cost $707,035,209)                                         689,325,287

               CORPORATE BONDS - 2.6% (1.8% of Total Investments)

               AUTO - 1.5%
     $ 12,500  Ford Motor Company, 8.900% (BFV), 1/15/32                                                       10,812,275
       17,900  Ford Motor Company, 7.450% (BGN), 7/16/31                                                       13,709,395

               FINANCIAL - 1.1%
       20,500  General Motors Acceptance Corp., 8.000%, 11/01/31                                               18,351,539
               Total Corporate Bonds (cost $44,788,626)                                                        42,873,209

               U.S. TREASURY NOTES - 6.6% (4.5% of Total Investments)

     $ 35,000  U.S. Treasury Notes, 1.875%, 9/30/04                                                            35,158,445
       35,000  U.S. Treasury Notes, 3.250%, 8/15/07                                                            35,816,235
       35,000  U.S. Treasury Notes, 4.375%,  8/15/12                                                           36,345,330
               Total U.S. Treasury Notes (cost $107,474,295)                                                  107,320,010
 Principal
 Amount (000)                                                                                                       Value

               SHORT-TERM INVESTMENTS - 58.5% (40.5% of Total Investments)

    $ 956,563  State Street Bank Repurchase Agreement, 1.740%, dated 10/31/02,                                956,563,000
               due 11/01/02, repurchase price $956,609,234, collateralized by U.S.
               Treasury Bonds
               Total Short-Term Investments (cost $956,563,000)                                               956,563,000
               Total Investments (cost $2,384,987,251) - 144.4%                                             2,362,376,699
               Other Assets Less Liabilities - (7.7)%                                                        (125,886,845)
               FundPreferred Shares, at Liquidation Value - (36.7)%                                          (600,000,000)
               Net Assets Applicable to Common Shares - 100%                                              $ 1,636,489,854


              (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              (a)     Security is eligible for the Dividends Received Deduction.

              (CORTS) Corporate Backed Trust Securities.

              (WI)    Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.

Statement of
        ASSETS AND LIABILITIES October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $2,384,987,251)                                                                   $2,362,376,699
  Receivables:
    Dividend                                                                                                              1,557,008
    Interest                                                                                                             16,300,867
Other assets                                                                                                                    598
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                    2,380,235,172
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                                              143,340
Payable for investments purchased                                                                                       140,168,352
Accrued expenses:
   Management fees                                                                                                          875,365
   Organization and offering costs                                                                                        1,826,418
   Other                                                                                                                    631,331
FundPreferred share dividends payable                                                                                       100,512
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                 143,745,318
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                                              600,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                               $1,636,489,854
====================================================================================================================================

Common shares outstanding                                                                                               116,607,000
====================================================================================================================================

Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                              $        14.03
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                              $    1,166,070
Paid-in surplus                                                                                                       1,654,867,787
Undistributed net investment income                                                                                       5,593,572
Accumulated net realized gain (loss) from investments                                                                    (2,527,023)
Net unrealized appreciation (depreciation) of investments                                                               (22,610,552)
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common shares                                                                               $1,636,489,854
====================================================================================================================================

Authorized shares:
   Common                                                                                                                 Unlimited
   FundPreferred shares                                                                                                   Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
          OPERATIONS For the Period September 24, 2002 (commencement of operations)
through October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                              $  2,425,179
Interest                                                                                                                  4,748,623
------------------------------------------------------------------------------------------------------------------------------------

Total investment income                                                                                                   7,173,802
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Management fees                                                                                                           1,614,267
FundPreferred shares - auction fees                                                                                          57,534
FundPreferred shares - dividend disbursing agent fees                                                                           863
Shareholders' servicing agent fees and expenses                                                                               3,254
Custodian's fees and expenses                                                                                                31,182
Trustees' fees and expenses                                                                                                   8,562
Professional fees                                                                                                             9,998
Shareholders' reports - printing and mailing expenses                                                                        20,544
------------------------------------------------------------------------------------------------------------------------------------

Total expenses before custodian fee credit and expense reimbursement                                                      1,746,204
   Custodian fee credit                                                                                                        (128)
   Expense reimbursement                                                                                                   (597,462)
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                                                              1,148,614
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                                     6,025,188
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                                                (2,527,023)
Change in net unrealized appreciation (depreciation) of investments                                                     (22,610,552)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) from investments                                                                                        (25,137,575)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO FUNDPREFERRED SHARESHOLDERS
From net investment income                                                                                                 (431,616)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                                      $(19,544,003)
====================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
          CHANGES IN NET ASSETS For the Period September 24, 2002 (commencement of operations) through October 31, 2002 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                                                                                $    6,025,188
Net realized gain (loss) from investments                                                                                (2,527,023)
Change in net unrealized appreciation (depreciation) of investments                                                     (22,610,552)
Distributions to FundPreferred Shareholders from net investment income                                                     (431,616)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets applicable to Common shares from operations                                       (19,544,003)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of Common shares                                                                               1,668,483,582
FundPreferred shares offering costs                                                                                     (12,550,000)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets applicable to
  Common shares from capital share transactions                                                                       1,655,933,582
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets applicable to Common shares                                                                1,636,389,579
Net assets applicable to Common shares at the beginning of period                                                           100,275
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Common shares at the end of period                                                          $1,636,489,854
====================================================================================================================================

Undistributed net investment income at the end of period                                                             $    5,593,572
====================================================================================================================================


                                 See accompanying notes to financial statements.

      NOTES TO FINANCIAL STATEMENTS (Unaudited)






1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Fund covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Quality Preferred Income Fund 2 (JPS) (the "Fund").

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organization expenses ($15,000) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

The Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the mean of the closing bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds or its designee may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and/or delayed delivery purchase commitments. At October 31, 2002, the Fund had an outstanding when-issued purchase commitment of $11,934,600.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common Shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investments, where applicable.

FundPreferred Shares
The Fund has issued and outstanding $25,000 stated value FundPreferred shares. The FundPreferred shares are issued in more that one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for the Fund is as follows:

--------------------------------------------------------------------------------
Number of shares:

    Series M                                                               4,800

    Series T                                                               4,800

    Series W                                                               4,800

    Series TH                                                              4,800

    Series F                                                               4,800
--------------------------------------------------------------------------------
Total                                                                     24,000
================================================================================

Effective October 18, 2002, the Fund issued 4,800 Series M, 4,800 Series T, 4,800 Series W, 4,800 Series TH and 4,800 Series F, $25,000 stated value FundPreferred shares. In addition, effective November 15, 2002, the Fund issued 4,000 Series T2 and 4,000 Series TH2, $25,000 stated value FundPreferred shares.

Interest Rate Swap Transactions
The Fund is authorized to enter into hedging transactions, including interest rate swap transactions. The Fund will use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is to receive. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the Fund's net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with firms the Adviser believes has the financial resources to honor its obligations, by having the Adviser continually monitor the financial stability of that swap counterparty.

For the period September 24, 2002 (commencement of operations) through October 31, 2002, the Fund had no interest rate swap transactions.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments for the purpose of hedging the portfolio. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the period September 24, 2002 (commencement of operations) through October 31, 2002.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common Share. The Fund's share of offering costs ($1,811,418) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by the Fund in connection with its offering of FundPreferred shares ($12,550,000) were recorded as a reduction to paid-in surplus.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
During the period September 24, 2002 (commencement of operations) through October 31, 2002, 116,600,000 Common shares were sold.

Effective October 18, 2002, the Fund issued 24,000, $25,000 stated value FundPreferred shares.

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investment securities, U.S. Government and agency obligations and short-term investments for the period September 24, 2002, (commencement of operations) through October 31, 2002, were as follows:

--------------------------------------------------------------------------------
Purchases:
   Investment securities                                         $ 1,222,264,033
   U.S. Government and agency obligations                            217,575,781
   Short-term investments                                         25,756,567,000
Sales and maturities:
   Investment securities                                               8,781,988
   U.S. Government and agency obligations                                     --
   Short-term investments                                         24,800,004,000
================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2002, the cost of investments was $2,385,098,837.

Gross unrealized appreciation and gross unrealized depreciation on investments at October 31, 2002, were as follows:
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $ 11,612,189
   Depreciation                                                     (34,334,327)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments          $(22,722,138)
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily managed assets of the Fund. "Managed Assets" means the average daily net assets of the Fund including assets attributable to FundPreferred shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                               .9000%
For the next $500 million                                                .8750
For the next $500 million                                                .8500
For the next $500 million                                                .8250
For Managed Assets over $2 billion                                       .8000
================================================================================


For the first eight years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time period set forth below:

YEAR ENDING                             YEAR ENDING
SEPTEMBER 30,                           SEPTEMBER 30,
-------------                           -------------
2002*...............    .32%            2007 ...............    .32%
2003 ...............    .32             2008 ...............    .24
2004 ...............    .32             2009 ...............    .16
2005 ...............    .32             2010 ...............    .08
2006 ...............    .32

-------------
* From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond September 30, 2010.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolio of the Fund. Spectrum is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

6. SUBSEQUENT EVENT - COMMON AND FUNDPREFERRED SHARE ISSUANCES
Effective November 13, 2002, the Fund issued an additional 2,800,000 Common shares in connection with the exercise by the underwriters of the over-allotment option. The Fund's share of offering costs ($31,839) were recorded as a reduction of the proceeds from the sale of Common shares.

Effective November 15, 2002, the Fund issued 4,000 shares of Series T2 and 4,000 shares of Series TH2, $25,000 stated value FundPreferred shares. Costs incurred by the Fund in connection with its offering of FundPreferred shares ($4,230,500) were recorded as a reduction to paid-in surplus.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a dividend distribution of $.1050 per common share from its net investment income which will be paid on December 2, 2002, to shareholders of record on November 15, 2002.

8. SUBSEQUENT EVENT - INTEREST RATE SWAP TRANSACTIONS
On November 4, 2002, the Fund entered into three interest rate swap agreements with Citibank NA as follows:

NOTIONAL                                                      TERMINATION
AMOUNT                    FIXED RATE         FLOATING RATE*          DATE
--------------------------------------------------------------------------------

$200,000,000                 2.630%              1.71625%        11/06/05
 200,000,000                 3.375               1.71625         11/06/07
 200,000,000                 3.910               1.71625         11/06/09
================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Financial
           HIGHLIGHTS (Unaudited)

                                    Financial
                                            HIGHLIGHTS (Unaudited)

       Selected data for a Common share outstanding throughout the period:


                                                         Investment Operations                          Less Distributions
                                     -----------------------------------------------------------  ------------------------------


                                                           Distributions   Distributions
                                                                from Net            from                 Net
                         Beginning                     Net    Investment         Capital          Investment    Capital
                            Common               Realized/     Income to        Gains to           Income to   Gains to
                             Share         Net  Unrealized FundPreferred   FundPreferred              Common     Common
                         Net Asset  Investment  Investment        Share-          Share-              Share-     Share-
                             Value      Income Gain (Loss)      holders+        holders+   Total     holders    holders   Total
------------------------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(a)                     $14.33        $.05       $(.22)          $--             $--   $(.17)        $--        $--     $--
====================================================================================================================================



                                                                             Total Returns
                                                                          ---------------------

                                                                                         Based
                                                 Ending                                     on
                                                 Common                     Based       Common
                                                  Share      Ending            on        Share
                                   Offering   Net Asset      Market        Market    Net Asset
                                      Costs       Value       Value       Value**      Value**
-----------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(a)                              $(.13)      $14.03      $15.01          .07%       (2.09)%
===============================================================================================




                                                       Ratios/Supplemental Data
                                 ------------------------------------------------------------------------------------
                                              Before Credit/Reimbursement     After Credit/Reimbursement***
                                              ---------------------------     --------------------------
                                                           Ratio of Net                    Ratio of Net
                                                Ratio of     Investment         Ratio of     Investment
                                                Expenses      Income to         Expenses      Income to
                                     Ending   to Average        Average       to Average        Average
                                 Net Assets   Net Assets     Net Assets       Net Assets     Net Assets
                                 Applicable   Applicable     Applicable       Applicable     Applicable     Portfolio
                                  to Common    to Common      to Common        to Common      to Common      Turnover
                                Shares (000)      Shares+        Shares+          Shares+        Shares+         Rate
---------------------------------------------------------------------------------------------------------------------

Year Ended 7/31:
2003(a)                          $1,636,490        1.07%*          3.31%*            .70%*         3.68%*          1%
=====================================================================================================================


                                  FundPreferred Shares at End of Period
                                  -------------------------------------
                                   Aggregate   Liquidation
                                      Amount    and Market      Asset
                                 Outstanding         Value   Coverage
                                        (000)    Per Share  Per Share
-----------------------------------------------------------------------

Year Ended 7/31:
2003(a)                             $600,000       $25,000    $93,194
=======================================================================



*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to FundPreferred shares.
(a) For the period September 24, 2002 (commencement of operations) through October 31, 2002.

                                 See accompanying notes to financial statements.